TREASURY STOCK	12 Months Ended
Dec. 31, 2011
TREASURY STOCK
TREASURY STOCK

19. TREASURY STOCK

        In August 2010, the Group's Board of Directors authorized an ADS repurchase program to repurchase up to US$20 million of the Company's ADSs (each ADS represents 45 ordinary shares). The Company completed repurchases of 22,478,850 shares of its Class A ordinary shares for approximately US$6.3 million (approximately RMB39.7million) as of December 31, 2011.

        The Company cancelled all shares repurchased as of December 31, 2011.